REDEEMABLE NONCONTROLLING INTEREST AND A LONG TERM BORROWING (Tables)	12 Months Ended
Dec. 31, 2025
REDEEMABLE NONCONTROLLING INTEREST AND A LONG TERM BORROWING
Schedule of changes in redeemable noncontrolling interest

Year Ended December 31,
(In thousands)	2023
Balance at beginning of year	$22,358
Share of CASI Wuxi net loss	(2,602)
Accretion of redeemable noncontrolling interest	3,281
Foreign currency translation adjustment	(621)
Redemption of Wuxi NCI	(22,416)
Balance at end of year	$—